Credit facilities and loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities and loans	Credit facilities and loans
Silicon Valley Bank credit facility
In December 2020, the Company entered into a Loan and Security Agreement with Silicon Valley Bank, a division of First Citizens Bank since March 2023 (the “SVB Credit Facility”), which included a revolving credit line facility in the aggregate amount of up to $75,000 (the “Revolving Line”). The borrowing base of the SVB Credit Facility is computed based on advance multiplier of 600% multiplied by the Company’s aggregate monthly recurring revenue less the net retention rate, as defined.
Outstanding borrowings under the SVB Credit Facility bear interest, payable on a monthly basis, at a rate equal to the greater of 3.50% per annum or 0.25% over the prime rate reported in the Wall Street Journal. The Company is charged a fee of 0.3% per annum on amounts available for draw that are undrawn under the SVB Credit Facility (“Availability Amount”).
The SVB Credit Facility is subject to certain financial covenants, including that the Company maintain liquidity of at least $35,000. Liquidity for this purpose is the sum of (i) the aggregate amount of the Company’s unrestricted and unencumbered cash and cash equivalents and (b) the Availability Amount as described above.
The SVB Credit Facility is secured by substantially all of the Company’s assets. It also contains various affirmative and negative covenants, including financial reporting requirements and limitations on indebtedness, liens, mergers, consolidations, liquidations and dissolutions, sales of assets, dividends and other restricted payments, investments (including acquisitions) and transactions with affiliates.
Following the previous renewal of the SVB Credit Facility through December 31, 2024, the Company approved an extension of an additional two years through December 31, 2026 in August 2024.
As of December 31, 2023, the Company had $25,000 outstanding debt under the SVB Credit Facility. As of December 31, 2024 the Company had no outstanding debt under the SVB Credit Facility. The Company was in compliance with all of its financial covenants under the SVB Credit Facility as of December 31, 2023 and 2024.